Share-based payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail)			12 Months Ended
		Jun. 10, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance			210,114,428	0
Number of options,Assumed from 2022 Share Incentive Plan				207,871,928
Number of option, Granted		3,966,704	199,457,890	2,399,810
Number of options, Forfeited			(27,590,368)	(157,310)
Number of options, Exercised			(48,463,868)	(3,170,010)
Number of options, Ending balance			333,518,082	210,114,428
Number of options, Exercisable ending balance			204,896,622	104,527,155
Weighted average exercise prices, Beginning balance | $ / shares	[1]		$ 0
Weighted average exercise prices,Assumed from 2022 Share Incentive Plan | $ / shares	[1]			$ 0
Weighted average exercise prices, Granted | $ / shares			0.08	0.15
Weighted average exercise prices, Forfeited | $ / shares			0.1	0.01
Weighted average exercise prices, Exercised | $ / shares			0.01
Weighted average exercise prices, Ending balance | $ / shares			0.04	0	[1]
Weighted average exercise prices, Excercisable ending balance | $ / shares	[1]		$ 0	$ 0
Dada Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance			0	0
Number of option, Granted				228,189,750
Number of options, Forfeited				(20,317,822)
Number of options, Exercised				0
Number of options, Carried over to New 2022 Share Incentive Plans				207,871,928
Number of options, Ending balance				0
Weighted average exercise prices, Granted | $ / shares	[1]			$ 0
Weighted average exercise prices, Forfeited | $ / shares	[1]			$ 0
Weighted average exercise prices, Carried over to New 2022 Share Incentive Plans	[1]			0
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance			3,856,621	3,310,722
Number of option, Granted			103,610	932,000
Number of options, Forfeited			(711,985)	(386,101)
Number of options, Exercised			0	0
Number of options, Ending balance			3,248,246	3,856,621
Number of options, Exercisable ending balance			2,426,789	1,781,120
Weighted average exercise prices, Beginning balance | $ / shares			$ 0.08	$ 0	[1]
Weighted average exercise prices, Granted | $ / shares			0	0.32
Weighted average exercise prices, Forfeited | $ / shares			0.42	0	[1]
Weighted average exercise prices, Ending balance | $ / shares			0	0.08
Weighted average exercise prices, Excercisable ending balance | $ / shares			$ 0	$ 0	[1]

[1]	Representing amount less than US$0.005.